Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 24 - SUBSEQUENT EVENTS:

A.	Nasdaq staff listing determination:

On February 17, 2023, the Company announced that on February 16, 2023, the Company received notice from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) that, based upon the Company’s non-compliance with the stockholders’ equity requirement for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(b) (the “Equity Rule”), the Company is subject to delisting from Nasdaq unless the Company timely requests a hearing before a Nasdaq Hearings Panel (the “Panel”). Accordingly, the Company has requested a hearing before the Panel, which will stay any delisting or suspension action pending the hearing and the expiration of any additional extension period granted by the Panel following the hearing. The Hearing was held on April 13, 2023.

On May 11, 2023, the Panel granted the request for continued listing on Nasdaq subject to the requirement that the Company, by no later than August 4, 2023 (or the Exception Period), provide the Panel with unaudited interim financial statements for the second quarter of 2023 and demonstrate to the Panel that the Company continue to meet the equity requirement. Upon review of Company’s interim financial statements for the second quarter of 2023, the Panel will decide if the Company demonstrated an ability to maintain compliance with the continued listing requirements on a long-term basis. In addition, from May 11, 2023 until the end of the Exception Period, the Panel reserves the right to reconsider the terms of this exception based on any event, condition or circumstance that exists or develops that would, in the opinion of the Panel, make the continued listing of the Company’s securities on Nasdaq inadvisable or unwarranted. Until the end of the Exception Period, the Company required to provide prompt notification to the Panel of any significant events that may affect the Company’s compliance with Nasdaq requirements.

B.	At-The-Market offering (“ATM”):

As described in Note 14(K) above, in September 2022 the Company entered into a sales agreement with its sales agent pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent as agent or principal, ordinary shares, par value $3.15 per share in sales deemed to be “at the market” (“ATM”) offerings, having an aggregate offering price of up to $3,000,000.

In January 2023 the Company has sold additional 413,600 of its Ordinary shares through the ATM for a net consideration of $2,528.

C.	Share capital reduction:

Under Cayman Islands law, we may not issue Ordinary Shares at a price under the par value for our Ordinary Shares except in accordance with the provisions of the Companies Act (as revised) of the Cayman Islands (which, amongst other things, requires a sanction of the Grand Court of the Cayman Islands). Our Amended and Restated Memorandum and Articles of Association permit us to reduce our share capital in any way, including by reducing the par value of our issued share capital, cancelling any paid-up share capital which is lost or unrepresented by available assets, and extinguishing or reducing the liability of any of our shares, by way of special resolution and by order from the Grand Court of the Cayman Islands confirming such reduction.

On December 23, 2022, the Company had an extraordinary general meeting of shareholders to effect a reduction of its share capital and adopt a new Amended and Restated Memorandum and Articles of Association, which would become effective simultaneously with the Capital Reduction becoming effective (the “Post-Reduction Amended and Restated Memorandum and Articles of Association”). All resolutions proposed, as described herein, were passed. Namely, shareholders approved to reduce the issued share capital of the Company by the cancellation of $3.1499 paid up capital on each issued share so that each issued share shall be treated as one fully paid-up share of $0.0001 each in the capital of the Company, or the Capital Reduction. The Capital Reduction is subject to (i) the approval of the Grand Court of the Cayman Islands, which may impose any condition in relation to the Capital Reduction, (ii) compliance with any conditions which the Court may impose in relation to the Capital Reduction, and (iii) the registration by the Registrar of Companies of the Cayman Islands of the order of the Grand Court of the Cayman Islands confirming the Capital Reduction and the minutes approved by the Grand Court of the Cayman Islands containing the particulars required under the Companies Act (as revised) of the Cayman Islands with respect to the Capital Reduction; until such conditions are met and/or satisfied, we cannot issue Ordinary Shares for less than $3.15 per share.

Following the meeting, it became apparent that the notice calling the general meeting on December 23, 2022 was only posted to shareholders on December 19, 2022 and shareholders may not have received sufficient notice of that meeting. In order for there to be sufficient notice under our Amended and Restated Memorandum and Articles of Association, there needs to be five days’ clear notice of the meeting. The result of this procedural irregularity is that the adjourned meeting on December 28, 2022 and the resolutions passed at that meeting are considered to have a defect. To cure the irregularity, on January 24, 2023, the Company called a further general meeting for our shareholders to reconsider and, if thought fit, re-approve the matters set out in the December 28, 2022 meeting and certain other matters (including amendments to our Amended and Restated Memorandum and Articles of Association). This meeting was scheduled for February 9, 2023 and, on such date, the meeting was adjourned to February 16, 2023 due a lack of an effective quorum. The adjourned meeting was convened on February 16, 2023, a quorum was present and our shareholders voted upon and approved all agenda items.

On March 6, 2023, we filed our application to seek an order of the Grand Court of the Cayman Islands for confirmation and approval of the Capital Reduction, which was approved by the Grand Court of the Cayman Islands on March 23, 2023, with no conditions attached. The Capital Reduction will therefore become effective upon registration by the Registrar of Companies of the Cayman Islands of (1) the order of the Grand Court of the Cayman Islands confirming the Capital Reduction and (2) the minutes approved by the Grand Court of the Cayman Islands containing the particulars required under the Companies Act (as revised) of the Cayman Islands (together the “Capital Reduction Documents”). On March 24, 2023, we filed the Capital Reduction Documents with the Registrar of Companies of the Cayman Islands and the Capital Reduction became effective.

D.	Major shareholder commitment

On May 15, 2023, the major shareholder and Chief Executive Officer of the Company, extended his commitment to finance the Company up to May 30, 2024, provided and as long as, the Company cannot be finance externally from any other sources and/ or until a sum of $ 10,000 be received in the Company for its operations, whichever is earlier. (See also note 20).

E.	Public offering

On April 3, 2023 the Company completed a public offering of 5,470,000 ordinary shares at a price of $0.8 per share and 6,530,000 pre-funded warrants at a price of $0.799 per pre funded warrant for gross proceeds of approximately $9.6 million (net proceeds were approximately $8.6 million), before deducting underwriting discounts and offering expenses. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 1,800,000 shares and/or Pre-Funded Warrants to cover over-allotments at the public offering price, less the underwriting discount.

As part of the Public Offering the Company’s CEO, Dr. Yacov Geva purchased 1,250,000 shares for the amount of $ 1 million.